Note I - Business Segment Information (Details) - Net Sales from External Customers by Product Category (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Net Sales	$ 391,665	$ 375,691	$ 359,490
Pumps And Pump Systems [Member]
Segment Reporting Information [Line Items]
Net Sales	336,779	318,235	303,479
Repairs and Other [Member]
Segment Reporting Information [Line Items]
Net Sales	$ 54,886	$ 57,456	$ 56,011